Shareholder Fees {- Franklin Templeton SMACS: Series CH}	Jan. 01, 2021
Franklin Strategic Series SMACS-04 | Franklin Templeton SMACS: Series CH | Franklin Templeton SMACS: Series E null
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none